Summary of significant accounting policies (Details Narrative)	1 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2025 SGD ($)	Oct. 31, 2025 USD ($) Segment	Oct. 31, 2025 SGD ($) Segment	Oct. 31, 2024 SGD ($)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Product Information [Line Items]
Deferred offering costs		$ 384,280				$ 380,933				$ 500,038	$ 497,302
Impairment of long-lived assets			$ 0	$ 0			$ 0		$ 0
Number of reportable segment | Segment		1	1
Singapore deposit insurance corporation insured amount										$ 100,000	$ 100,000
Foreign currency exchange rate, translation		0.7685				0.7660				0.7685	0.7660
Interest or penalties related to uncertain tax positions			$ 0	0			0		0
Impairment loss against its operating lease right-of-use assets			0	0			0		0
Dilutive securities or debt			0				0		0
Net loss		$ 1,156,784	1,505,248	2,019,092	[1]	$ 3,934,994	5,137,064		2,359,844
Cash flows from operating activities		992,859	$ 1,291,946	$ 1,928,901		2,798,489	3,653,376		1,609,467
Cash		42,259				99,237			2,312,107	$ 54,989	$ 129,552
Loan to third parties, net						306,400			1,530,982		400,000
Impairment to loan to third parties						937,284	$ 1,223,608
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Cash flows from operating activities								$ 1,122,822	$ 1,539,982
PT Neura [Member]
Product Information [Line Items]
Loan to third parties, net						$ 306,000					$ 400,000
Minimum [Member]
Product Information [Line Items]
Cash flows from operating activities	$ 200,000
Top 5 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		85.00%	85.00%	99.90%		85.00%	85.00%	91.00%	91.00%
Top 5 Suppliers [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		92.10%	92.10%	100.00%		85.00%	85.00%	87.00%	87.00%
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		26.20%	26.20%	59.80%		23.00%	23.00%	73.00%	73.00%
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		10.10%	10.10%	8.80%		13.00%	13.00%	45.00%	45.00%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		16.60%	16.60%	12.90%		21.00%	21.00%	6.00%	6.00%
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		15.20%	15.20%	0.00%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		16.20%	16.20%	9.50%		18.00%	18.00%	5.00%	5.00%
Customer C [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		0.00%	0.00%	6.60%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		13.10%	13.10%	9.50%		13.00%	13.00%	4.00%	4.00%
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		20.70%	20.70%	11.50%		30.00%	30.00%
Vendor A [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		33.00%	33.00%	76.20%		30.00%	30.00%	39.00%	39.00%
Vendor A [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage		0.80%	0.80%			34.00%	34.00%
Vendor B [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		20.40%	20.40%	14.60%		28.00%	28.00%	30.00%	30.00%
Vendor B [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage		8.20%	8.20%	29.80%		57.00%	57.00%	57.00%	57.00%
Vendor C [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		19.90%	19.90%	9.20%		18.00%	18.00%	13.00%	13.00%
Vendor C [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage				40.50%				41.00%	41.00%
Customer E [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%	10.00%
Customer E [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage						46.00%	46.00%
Vendor D [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage						6.00%	6.00%	3.00%	3.00%
Vendor E [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage						3.00%	3.00%
Vendor E [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage						8.00%	8.00%

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.